Income taxes - Reconciliation of tax allowance (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Loss before income taxes	$ (33,818,874)	$ (36,677,299)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	$ (8,962,002)	$ (9,719,484)
Non-taxable income or non-deductible expenses	1,913,602	3,222,344
Tax rate differential and other	(38,300)	(25,426)
Unapplied non-capital losses	$ 7,086,700	$ 6,522,566